Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (5,276,469)	$ 8,485,910
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Income from cash and investments held in Trust Account	(2,064,972)	(4,004,716)
Change in fair value of derivative warrant liabilities	197,000	(5,713,000)
Change in fair value of working capital loans – related party	(800)	800
Stock compensation expense	3,483,444
Gain from extinguishment of deferred underwriting commissions	(362,250)
Changes in operating assets and liabilities:
Prepaid expenses	19,605	197,500
Accounts payable	1,841,895	(58,116)
Accrued expenses	1,458,081	517,614
Deferred legal fees		8,210
Net cash used in operating activities	(704,466)	(565,798)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with redemption	273,410,361
Net cash provided by investing activities	273,410,361
Cash Flows from Financing Activities:
Proceeds from issuance of working capital loans to related party	722,500
Redemption of Ordinary shares	(273,410,361)
Offering costs paid		(75,000)
Proceeds received from related party working capital loans		100,000
Net cash (used in) provided by financing activities	(272,687,861)	25,000
Net change in cash	18,034	(540,798)
Cash – beginning of the year	21,548	562,346
Cash – end of the year	39,582	21,548
Supplemental disclosure of noncash financing activities:
Forgiveness of deferred underwriting fee payable allocated to Class A ordinary shares	9,700,250
Accounts payable paid by the Sponsor	$ 20,930